S000034849 [Member] Expense Example - Wilmington Global Alpha Equities Fund	Apr. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,099
Expense Example, with Redemption, 5 Years	1,529
Expense Example, with Redemption, 10 Years	2,720
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	$ 1,779